Note I - Other Borrowed Funds - Other Borrowed Funds (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other borrowed funds	$ 37,085	$ 23,946
Federal Home Loan Bank Advances [Member]
Other borrowed funds	29,203	20,028
Promissory Notes [Member]
Other borrowed funds	$ 7,882	$ 3,918